Apr. 01, 2019
Bernstein Global Research Fund
Bernstein Global Research Fund

EXCHANGE TRADED CONCEPTS TRUST

Bernstein Global Research Fund

(Cboe BZX Exchange, Inc.: BRGL)

Supplement dated April 1, 2019 to the

currently effective Summary Prospectus and Statutory Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus for the Bernstein U.S. Research Fund and Bernstein Global Research Fund (the “Funds”) and should be read in conjunction with those documents.

As stated in the Funds' Prospectus, each Fund seeks to provide investment results that, before fees and expenses, track the performance of an index (each, an “Index”) provided by Sanford C. Bernstein & Co., LLC (“Bernstein”). On April 1, 2019, Bernstein's parent, AllianceBernstein L.P., acquired Autonomous Research, a global research provider that focuses on the financials sector. Upon completion of the acquisition, Bernstein transferred the coverage of the majority of its U.S. and European financials sector stocks to analysts publishing under the Autonomous Research brand and removed those stocks from each Index. The subsequent selections for each Index will not include stocks covered by analysts publishing under the Autonomous Research brand unless also covered by an analyst publishing under the Bernstein brand. As a result, generally the stock selections in each Index will be from sectors other than the financials sector.

As a result, effective immediately, each Fund's Summary Prospectus and Statutory Prospectus are amended as indicated below.

●     For the Bernstein Global Research Fund, under “Principal Investment Strategies,” the first sentence of the second paragraph is hereby deleted in its entirety and replaced with the following:

The stocks included in the Index are selected from a universe of all stocks covered by Bernstein sell-side analysts publishing under the Bernstein brand.

●     For both Funds, the following paragraph is added under “Principal Investment Strategies”:

Following the acquisition of Autonomous Research by Bernstein's parent company, AllianceBernstein L.P., Bernstein transferred the responsibility for covering the majority of financials stocks to analysts publishing under the Autonomous Research brand. Because the universe from which stocks are selected for inclusion in the Index excludes stocks covered by analysts publishing solely under the Autonomous Research brand, the Index generally will be invested in sectors other than the financials sector.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.